Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payments
Schedule of stock options activity

	Number of share options	Weighted average exercise price £

Outstanding at January 1, 2021	5,329,230	0.46
Granted during the period	-	-
Exercised during the period	-	-
Forfeited during the period	-	-
Outstanding at December 31, 2021	5,329,230	0.46

Exercisable at December 31, 2021	5,329,230	0.46
Not exercisable at December 31, 2021	-	-

No options were granted or exercised in the period to December 31 2021.

	Number of share options	Weighted average exercise price
		£

Outstanding at January 1, 2020	4,966,740	0.42
Granted during the period	465,490	1.08
Exercised during the period	-	-
Forfeited during the period	(103,000)	1.31
Outstanding at December 31, 2020	5,329,230	0.46

Exercisable at December 31, 2020	5,329,230	0.46
Not exercisable at December 31, 2020	-	-

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

19.	Share-based payments (continued)

	Number of share options	Weighted average exercise price
		£

Outstanding at January 1, 2019	4,221,050	0.10
Granted during the period	823,190	2.07
Exercised during the period	-	-
Forfeited during the period	(77,500)	0.60
Outstanding at December 31, 2019	4,966,740	0.42

Exercisable at December 31, 2019	4,492,740	0.32
Not exercisable at December 31, 2019	474,000	1.34

Schedule of share-based model inputs

The model inputs were as follows:
		2020	2019
Weighted average share price		£2.16	3.85
Expected volatility		75%	70%
Risk free interest rate		0.01%	0.50%
Expected option life		1 year	2 years
Dividend yield	%	0.0%	0.0%

The model inputs were as follows:

2020
Weighted average share price	4.16
Expected volatility	70%
Risk free interest rate	0.30%
Expected option life	1.33 years
Dividend yield	0.0%